Assets subject to lien and assets acquired through foreclosures - Carrying amounts of assets acquired through foreclosure (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2023	Dec. 31, 2022
Investment properties
Land		₩ 6,404	₩ 6,404
Building		148	165
Sub-total		6,552	6,569
Other assets
Land for non-business use		30,950	21,302
Building for non-business use	[1]	5,174	3,049
Movables for non-business use	[2]	111	165
Real estate assessment provision for non-business use		(1,611)	(1,176)
Sub-total		34,624	23,340
Assets held for sale
Land		2,393	2,351
Buildings		1,853	1,832
Sub-total		4,246	4,183
Total		₩ 45,422	₩ 34,092

[1]	The cumulative depreciation amount as of December 31, 2022 and 2023 is 1,055 million Won and 1,471 million Won, respectively.
[2]	The cumulative depreciation amount as of December 31, 2022 and 2023 is 882 million Won and 886 million Won, respectively.